                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21160

                      Morgan Stanley Fundamental Value Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: September 30, 2008

Date of reporting period: March 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Fundamental Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended March 31, 2008

TOTAL RETURN FOR THE 6 MONTHS ENDED MARCH 31, 2008


                                                              LIPPER
                                                RUSSELL    LARGE-CAP
                                                1000(R)        VALUE
                                                  VALUE        FUNDS
CLASS A    CLASS B    CLASS C    CLASS I(+)    INDEX(1)     INDEX(2)
-12.68%    -12.68%    -12.99%       -12.59%     -14.01%      -13.76%




(+) Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended March 31, 2008, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was equal to that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

MARKET CONDITIONS

Market conditions during the six months ended March 31, 2008 reflected rising pessimism about the condition of the U.S. economy. Recession appeared all the more probable as the economy continued to slow across many facets. Gross domestic product (GDP) growth decelerated drastically to 0.6 percent for the fourth quarter of 2007. The housing market continued to slide amid rising foreclosures and mounting inventories of unsold homes, reducing homeowners' ability to withdraw equity to finance other purchases. Consumers also felt the pain of soaring energy and food prices -- price pressures which, along with the weakening U.S. dollar, contributed to inflation fears. Jobs and manufacturing data were also disappointing throughout the period. Moreover, the financial sector continued to suffer the fallout from the subprime mortgage crisis and subsequent credit crunch. Large financial institutions reported multi-billion dollar losses in mortgage-related investments, and Bear Stearns, the U.S.'s fifth largest investment bank, was rescued from near bankruptcy with an emergency acquisition by JP Morgan Chase, aided by special financing from the Federal Reserve.

The Federal Reserve's policymaking body, the Federal Open Market Committee (the "Fed"), took a number of measures throughout the period to encourage liquidity, including easing monetary conditions through several reductions in the target federal funds rate and expanding its role as a credit lender to both banks and the financial services sector. Although markets remained volatile through the end of the period, the Fed's interventions, particularly with regard to Bear Stearns and its creation of new credit lending facilities, seemed to restore a modest amount of confidence to investors. However, for the period overall, the stock market finished in negative territory.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley Fundamental Value Fund outperformed the Russell 1000(R) Value Index and the Lipper Large-Cap Value Funds Index for the six months ended March 31, 2008, assuming no deduction of applicable sales charges.

Notable contributors to the Fund's performance relative to the Russell 1000 Value Index included an underweight in the financial services group. The Fund had limited exposure to regional banks and real estate investment trusts during the period, which were among the sector's hardest hit areas, and instead emphasized diversified financials and insurance stocks, which generally did not decline as severely. An overweight allocation and stock selection in the consumer staples sector added to relative gains. As market volatility increased on the back of recession concerns, investors flocked to sectors with less sensitivity to the economic cycle, such as consumer staples. In particular within this sector, the Fund's holding in a discount retailer performed especially well, as the company took early measures to manage inventory and scale back expansion plans in effort to withstand a slower economic environment and reduced consumer spending. Stock selection in the utilities sector was also advantageous. Here, the Fund owned low-cost power generators (nuclear and coal), which benefited from higher profit margins as commodity prices rose.

However, weakness in other areas slowed the Fund's gains. In the energy sector, the Fund was hurt by a combination of an underweight allocation and stock selection. A couple of holdings in the sector did not perform well, and the sector overall was among the better performing sectors in the Russell 1000 Value Index, despite its negative return during the period. Stock selection in the health care sector also had a negative effect on performance. On the last day of the reporting period, one of the Fund's pharmaceutical stocks sold off sharply as negative news about the efficacy of one of its drugs relative to generic formulations drove down share prices. Finally, the industrials sector was another notable detractor. During the period, a large industrial conglomerate held by the Fund reported a significant loss relating to unfinished projects, causing investors to flee the stock. An underweight allocation to the industrials sector, which was among the Russell 1000 Value Index's better performing sectors, further amplified the Fund's underperformance there.


There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
JPMorgan Chase & Co.                4.1%
Wal-Mart Stores, Inc.               4.0
Bayer AG (ADR) (Germany)            3.6
Entergy Corp.                       3.4
Abbott Laboratories                 3.4
Marsh & McLennan Companies, Inc.    2.9
FirstEnergy Corp.                   2.9
Time Warner, Inc.                   2.9
Royal Dutch Shell PLC (ADR) (Class
  A)(United Kingdom)                2.8
Viacom, Inc. (Class B shares)       2.7




TOP FIVE INDUSTRIES
Pharmaceuticals: Major             10.9%
Electric Utilities                  7.0
Industrial Conglomerates            5.6
Financial Conglomerates             5.6
Media Conglomerates                 5.5



Data as of March 31, 2008. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES, WHICH CAN INCLUDE DEPOSITARY RECEIPTS, PREFERRED STOCKS OR SECURITIES CONVERTIBLE INTO COMMON OR PREFERRED STOCK. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., PRIMARILY FOCUSES ON EQUITY SECURITIES OF LARGER CAPITALIZATION COMPANIES (E.G., COMPANIES WITH OVER $10 BILLION OF MARKET CAPITALIZATION CURRENTLY), BUT THE FUND MAY ALSO INVEST IN SMALL- AND MEDIUM-CAPITALIZATION COMPANIES. THE FUND MAY ALSO USE DERIVATIVE INSTRUMENTS AS DISCUSSED IN THE FUND'S PROSPECTUS. THESE DERIVATIVE INSTRUMENTS WILL BE COUNTED TOWARD THE 65 PERCENT POLICY DISCUSSED ABOVE TO THE EXTENT THEY HAVE ECONOMIC CHARACTERISTICS SIMILAR TO THE SECURITIES INCLUDED WITHIN THAT POLICY. UP TO 15 PERCENT OF THE FUND'S NET ASSETS MAY BE INVESTED IN CONVERTIBLE SECURITIES RATED BELOW INVESTMENT GRADE (COMMONLY REFERRED TO AS "JUNK BONDS"). THE FUND MAY ALSO INVEST UP TO 25 PERCENT OF ITS NET ASSETS IN FOREIGN SECURITIES. THIS PERCENTAGE LIMITATION, HOWEVER, DOES NOT APPLY TO FOREIGN SECURITIES THAT ARE TRADED IN THE UNITED STATES ON A NATIONAL SECURITIES EXCHANGE. THE FUND MAY ALSO INVEST UP TO 15 PERCENT OF ITS NET ASSETS IN REAL ESTATE INVESTMENT TRUSTS ("REITS").

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE

ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY



AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MARCH 31, 2008



                               CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES+       CLASS I SHARES++
                              (since 10/29/02)     (since 10/29/02)      (since 10/29/02)      (since 10/29/02)
SYMBOL                                  FVFAX                FVFBX                 FVFCX                 FVFDX
1 YEAR                                 (7.48)%(3)           (7.39)%(3)            (8.16)%(3)            (7.19)%(3)
                                      (12.34) (4)          (11.59) (4)            (9.00) (4)                --

5 YEARS                                 11.57 (3)            11.23 (3)             10.78 (3)             11.85 (3)
                                        10.37 (4)            10.96 (4)             10.78 (4)                --

SINCE INCEPTION                         10.65 (3)            10.27 (3)              9.86 (3)             10.91 (3)
                                         9.55 (4)            10.15 (4)              9.86 (4)               --



Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class I has no sales charge.

(1) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Large-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Large-Cap Value Funds classification as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/07 - 03/31/08.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING          ENDING       EXPENSES PAID @
                                                  ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD
                                                  -------------    -------------    ---------------
                                                                                       10/01/07 -
                                                     10/01/07         03/31/08          03/31/08
                                                  -------------    -------------    ---------------
CLASS A
Actual (-12.68% return).......................      $1,000.00        $  873.20           $ 6.18
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,018.40           $ 6.66
CLASS B
Actual (-12.68% return).......................      $1,000.00        $  873.20           $ 5.81
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,018.80           $ 6.26
CLASS C
Actual (-12.99% return).......................      $1,000.00        $  870.10           $ 9.49
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,014.85           $10.23
CLASS I@@
Actual (-12.59% return).......................      $1,000.00        $  874.10           $ 5.01
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,019.65           $ 5.40



---------
 @ Expenses are equal to the Fund's annualized expense ratio of 1.32%, 1.25%, 2.04% and 1.07% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
    Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended March 31, 2008, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was equal to that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.
    Currently, the Distributor has agreed to waive the 12B-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.
@@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)




 NUMBER OF
  SHARES                                  VALUE
--------------------------------------------------
            Common Stocks (84.4%)

            Air Freight/Couriers
            (0.9%)

     7,600  FedEx Corp. ...........   $    704,292
                                      ------------

            Beverages: Non-Alcoholic (1.6%)

    19,930  Coca-Cola Co. (The)....      1,213,139
                                      ------------

            Cable/Satellite TV
            (0.9%)

    36,043  Comcast Corp. (Class A)
              (a)..................        697,072
                                      ------------

            Chemicals: Major Diversified (3.6%)

    35,090  Bayer AG (ADR)
              (Germany)............      2,824,594
                                      ------------

            Computer Communications (0.7%)

    23,300  Cisco Systems, Inc.
              (a)..................        561,297
                                      ------------

            Computer Processing Hardware (2.5%)

    42,590  Hewlett-Packard Co. ...      1,944,659
                                      ------------

            Discount Stores (4.0%)

    58,540  Wal-Mart Stores,
              Inc. ................      3,083,887
                                      ------------

            Electric Utilities
            (6.8%)

    24,380  Entergy Corp. .........      2,659,370

    33,180  FirstEnergy Corp. .....      2,276,812

     8,600  NRG Energy, Inc. (a)...        335,314
                                      ------------

                                         5,271,496
                                      ------------

            Electronics/Appliances (0.6%)

    11,700  Sony Corp. (ADR)
              (Japan)..............        468,819
                                      ------------

            Finance/Rental/Leasing (0.9%)

    27,778  Freddie Mac............        703,339
                                      ------------

            Financial Conglomerates (5.4%)

    46,912  Citigroup, Inc. .......      1,004,855

    74,234  JPMorgan Chase & Co. ..      3,188,350
                                      ------------

                                         4,193,205
                                      ------------

            Food: Major Diversified (3.9%)

    34,940  Kraft Foods Inc. (Class
              A)...................      1,083,489

    57,400  Unilever N.V. (NY
              Registered Shares)
              (Netherlands)........      1,936,102
                                      ------------

                                         3,019,591
                                      ------------

            Food: Specialty/Candy (1.6%)

    27,980  Cadbury Schweppes PLC
              (ADR) (United
              Kingdom).............      1,237,276
                                      ------------

            Home Improvement Chains (1.2%)

    32,610  Home Depot, Inc.
              (The)................        912,102
                                      ------------

            Household/Personal Care (1.4%)

    15,520  Procter & Gamble Co.
              (The)................      1,087,486
                                      ------------

            Industrial Conglomerates (5.6%)

    45,230  General Electric Co. ..      1,673,962

    16,240  Siemens AG (ADR)
              (Germany)............      1,769,186

    21,145  Tyco International Ltd.
              (Bermuda)............        931,437
                                      ------------

                                         4,374,585
                                      ------------

            Insurance Brokers/Services (2.9%)

    93,900  Marsh & McLennan
              Companies, Inc. .....      2,286,465
                                      ------------

            Integrated Oil (3.6%)

     7,940  ConocoPhillips.........        605,107

    31,610  Royal Dutch Shell PLC
              (ADR) (Class A)
              (United Kingdom).....      2,180,458
                                      ------------

                                         2,785,565
                                      ------------

            Investment Banks/Brokers (1.6%)

    36,476  Charles Schwab Corp.
              (The)................        686,843

    14,207  Merrill Lynch & Co.,
              Inc. ................        578,793
                                      ------------

                                         1,265,636
                                      ------------


                        See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED) continued


 NUMBER OF
  SHARES                                  VALUE
--------------------------------------------------

            Major Telecommunications (2.9%)

    25,819  Sprint Nextel Corp. ...   $    172,729

    56,710  Verizon Communications,
              Inc. ................      2,067,079
                                      ------------

                                         2,239,808
                                      ------------

            Managed Health Care
            (0.2%)

     3,950  CIGNA Corp. ...........        160,251
                                      ------------

            Media Conglomerates
            (5.5%)

   159,740  Time Warner, Inc. .....      2,239,555

    52,300  Viacom Inc. (Class B)
              (a)..................      2,072,126
                                      ------------

                                         4,311,681
                                      ------------

            Medical Specialties
            (2.1%)

    62,380  Boston Scientific Corp.
              (a)..................        802,831

    19,475  Covidien Ltd. .........        861,769
                                      ------------

                                         1,664,600
                                      ------------

            Oil & Gas Production
            (2.5%)

    26,580  Occidental Petroleum
              Corp. ...............      1,944,859
                                      ------------

            Oilfield Services/Equipment (1.1%)

     9,450  Schlumberger Ltd.
              (Netherlands
              Antilles)............        822,150
                                      ------------

            Other Consumer Services (1.5%)

    38,300  eBay Inc. (a)..........      1,142,872
                                      ------------

            Pharmaceuticals: Major (10.6%)

    47,300  Abbott Laboratories....      2,608,595

    62,070  Bristol-Myers Squibb
              Co. .................      1,322,091

    19,120  Novartis AG (ADR)
              (Switzerland)........        979,518

    16,620  Roche Holdings Ltd.
              (ADR) (Switzerland)..      1,570,174

   120,360  Schering-Plough
              Corp. ...............      1,734,388
                                      ------------

                                         8,214,767
                                      ------------

            Precious Metals (1.5%)

    25,690  Newmont Mining Corp. ..      1,163,756
                                      ------------

            Property - Casualty Insurers (2.6%)

    42,949  Travelers Companies,
              Inc. (The)...........      2,055,110
                                      ------------

            Restaurants (0.9%)

    40,300  Starbucks Corp. (a)....        705,250
                                      ------------

            Semiconductors (0.8%)

    27,580  Intel Corp. ...........        584,144
                                      ------------

            Telecommunication Equipment (0.9%)

   124,010  Alcatel-Lucent (ADR)
              (France).............        714,298
                                      ------------

            Tobacco (1.6%)

    17,050  Altria Group, Inc. ....        378,510

    17,050  Philip Morris
              International (a)....        862,389

                                         1,240,899
                                      ------------

            Total Common Stocks
            (Cost $56,755,242).....     65,598,950
                                      ------------







 PRINCIPAL
 AMOUNT IN
 THOUSANDS
----------
            Convertible Bonds
            (7.9%)

            Aerospace & Defense
            (0.6%)

$      360  L-3 Communications
              Corp.  3.00% due
              08/01/35.............       451,350
                                      -----------

            Biotechnology (1.7%)

        46  Affymetrix Inc
              3.50% due 01/15/38...        43,527

       500  Amgen Inc.
              0.375% due 02/01/13..       436,250

       500  Amgen Inc. - 144A (a)
              0.375% due 02/01/13..       436,250

       400  Invitrogen Corp.
              1.50% due 02/15/24...       408,000
                                      -----------

                                        1,324,027
                                      -----------


                        See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                               VALUE
-------------------------------------------------

            Computer Communications (0.8%)

$      500  Juniper Networks, Inc.
              0.00% due 06/15/08...   $   633,125
                                      -----------

            Computer Peripherals
            (0.6%)

       415  Emc Corp. - 144A (a)
              1.75% due 12/01/11...       490,219
                                      -----------

            Electric Utilities
            (0.2%)

        62  PG&E Corp.
              9.50% due 06/30/10...       159,960
                                      -----------

            Electronic Equipment/Instruments
            (1.3%)

       500  JDS Uniphase
              Corp - 144A (b)
              1.00% due 05/15/26...       398,125

       600  JDS Uniphase Corp.
              0.00% due 11/15/10...       583,500
                                      -----------

                                          981,625
                                      -----------

            Financial Conglomerates (0.2%)

       210  Conseco, Inc.
              3.50% due 09/30/35...       174,825
                                      -----------

            Food Retail (0.2%)

       560  Supervalu, Inc.
              0.00% due 11/02/31...       162,400
                                      -----------

            Information Technology Services
            (0.3%)

       300  Level 3 Communications,
              Inc.
              2.875% due 07/15/10..       211,125
                                      -----------

            Investment Banks/Brokers (0.7%)

       500  Goldman Sachs Group Inc
              2.00% due 05/09/14...       530,750
                                      -----------

            Medical Specialties
            (0.9%)

       252  Beckman Coulter - 144A
              (b) 2.50% due
              12/15/36.............       276,885

       400  Medtronic, Inc. (Series
              B) 1.25% due
              09/15/21.............       401,000

        59  Wright Medical
              2.625% due 12/01/14..        58,041
                                      -----------

                                          735,926
                                      -----------

            Services to the Health Industry
            (0.4%)

       469  Omnicare, Inc. (Series
              OCR) 3.25% due
              12/15/35.............       313,058
                                      -----------

            Total Convertible Bonds
            (Cost $6,227,869)......     6,168,390
                                      -----------






  NUMBER OF
   SHARES
------------
              Convertible Preferred
              Stocks (2.7%)

              Electric Utilities
              (1.0%)

     28,000   Centerpoint Energy
                Inc. $1.165.........         811,440
                                       -------------

              Motor Vehicles (0.4%)

     10,600   Ford Cap Trust II
                $3.25...............         311,640
                                       -------------

              Office Equipment/Supplies (0.2%)

      2,925   Avery Dennison Corp
                $77.50..............         146,104
                                       -------------

              Pharmaceuticals: Major (0.4%)

      1,916   Schering-Plough Corp.
                $15.00..............         293,493
                                       -------------

              Services to the Health Industry (0.2%)

        250   HealthSouth Corp.
                $65.00 - 144A (b)...         193,437
                                       -------------


                        See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED) continued

  NUMBER OF
   SHARES                                  VALUE
----------------------------------------------------

              Telecommunication Equipment (0.5%)

        500   Lucent Technologies
                Capital Trust I
                $77.50..............    $    350,000
                                       -------------

              Total Convertible
              Preferred Stocks (Cost
              $2,430,735)...........       2,106,114
                                       -------------

              Investment Trusts/Mutual Funds (1.9%)

     58,088   Financial Select
                Sector SPDR (Cost
                $1,541,281).........   $   1,444,649
                                       -------------

  NUMBER OF
SHARES (000)
------------
              Short-term Investment (c) (3.0%)
              Investment Company
      2,313   Morgan Stanley
                Institutional
                Liquidity Money
                Market
                Portfolio - Institu-
                tional Class (Cost
                $2,312,801).........    $  2,312,801
                                       -------------




Total Investments (Cost
$69,267,928) (d)..........  99.9%   77,630,904

Other Assets In Excess Of
Liabilities...............   0.1        91,780
                            ----   -----------
Net Assets................  99.8%  $77,722,684
                            ====   ===========




----------

ADR  American Depositary Receipt.
(a)  Non-income producing security.
(b)  Resale is restricted to qualified institutional investors.
(c) See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class. The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(d) The aggregate gross unrealized appreciation is $14,835,352 and the aggregate gross unrealized depreciation is $6,472,376 resulting in net unrealized appreciation of $8,362,976.




                        See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
SUMMARY OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)



                                       PERCENT OF
                                         TOTAL
INDUSTRY                   VALUE      INVESTMENTS
-------------------------------------------------
Pharmaceuticals:
  Major...............  $ 8,508,259       11.3%
Electric Utilities....    6,242,896        8.3
Industrial
  Conglomerates.......    4,374,585        5.8
Financial
  Conglomerates.......    4,368,030        5.8
Media Conglomerates...    4,311,681        5.7
Discount Stores.......    3,083,887        4.1
Food: Major
  Diversified.........    3,019,591        4.0
Chemicals: Major
  Diversified.........    2,824,594        3.8
Integrated Oil........    2,785,565        3.7
Medical Specialties...    2,400,526        3.2
Investment Company....    2,312,801        3.0
Insurance
  Brokers/Services....    2,286,465        3.0
Major
  Telecommunications..    2,239,808        3.0
Property -- Casualty
  Insurers............    2,055,110        2.7
Oil & Gas Production..    1,944,859        2.6
Computer Processing
  Hardware............    1,944,659        2.6
Investment
  Banks/Brokers.......    1,796,386        2.4
Investment
  Trusts/Mutual
  Funds...............    1,444,649        1.9
Biotechnology.........    1,324,027        1.8
Tobacco...............    1,240,899        1.6
Food:
  Specialty/Candy.....    1,237,276        1.6
Beverages: Non-
  Alcoholic...........    1,213,139        1.6
Computer
  Communications......    1,194,422        1.6
Precious Metals.......    1,163,757        1.5
Other Consumer
  Services............    1,142,872        1.5
Household/Personal
  Care................    1,087,486        1.4
Telecommunication
  Equipment...........    1,064,298        1.4
Electronic
  Equipment/Instru-
  ments...............      981,625        1.3
Home Improvement
  Chains..............      912,102        1.2
Oilfield
  Services/Equipment..      822,150        1.1
Restaurants...........      705,250        0.9
Air Freight/Couriers..      704,292        0.9
Finance/Rental/Leas-
  ing.................      703,339        0.9
Cable/Satellite Tv....      697,072        0.9
Semiconductors........      584,144        0.8
Services To The Health
  Industry............      506,495        0.7
Computer Peripherals..      490,219        0.7
Electronics/Applian-
  ces.................      468,819        0.6
Aerospace & Defense...      451,350        0.6
Motor Vehicles........      311,640        0.4
Information Technology
  Services............      211,125        0.3
Food Retail...........      162,400        0.2
Managed Health Care...      160,251        0.2
Office
  Equipment/Supplies..      146,104        0.2
                        -----------      -----
                        $77,630,904      100.0%
                        ===========      =====






                        See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008 (unaudited)


Assets:
Investments in securities, at value (cost $69,267,928)..........  $75,318,103
Investments in affiliate, at value (cost $2,312,801)............    2,312,801
Receivable for:
  Dividends....................................................       146,659
  Shares of beneficial interest sold...........................        40,142
  Interest.....................................................        22,551
  Investments sold.............................................         7,571
  Dividends from affiliate.....................................         5,332
Prepaid expenses and other assets...............................        1,141
Receivable from Distributor.....................................       20,850
                                                                  -----------
  Total Assets.................................................    77,875,150
                                                                  -----------
Liabilities:
Payable for:
  Shares of beneficial interest redeemed.......................        53,257
  Investment advisory fee......................................        44,480
  Transfer agent fee...........................................         5,876
  Administration fee...........................................         5,344
Accrued expenses and other payables.............................       43,509
                                                                  -----------
  Total Liabilities............................................       152,466
                                                                  -----------
  Net Assets...................................................   $77,722,684
                                                                  ===========
Composition of Net Assets:
Paid-in-capital.................................................  $67,565,664
Net unrealized appreciation.....................................    8,362,976
Accumulated undistributed net investment income.................      459,164
Accumulated undistributed net realized gain.....................    1,334,880
                                                                  -----------
  Net Assets...................................................   $77,722,684
                                                                  ===========
Class A Shares:
Net Assets......................................................  $23,918,037
Shares Outstanding (unlimited authorized, $.01 par value).......    2,118,328
  Net Asset Value Per Share....................................        $11.29
                                                                       ======
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value)..............        $11.92
                                                                       ======
Class B Shares:
Net Assets......................................................  $47,998,234
Shares Outstanding (unlimited authorized, $.01 par value).......    4,276,762
  Net Asset Value Per Share....................................        $11.22
                                                                       ======
Class C Shares:
Net Assets......................................................   $5,344,201
Shares Outstanding (unlimited authorized, $.01 par value).......      477,941
  Net Asset Value Per Share....................................        $11.18
                                                                       ======
Class I Shares@@:
Net Assets......................................................     $462,212
Shares Outstanding (unlimited authorized, $.01 par value).......       40,954
  Net Asset Value Per Share....................................        $11.29
                                                                       ======




----------
@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.


                        See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended March 31, 2008 (unaudited)


Net Investment Income:
Income
Dividends (net of $40,588) foreign withholding tax).............  $    924,117
Interest........................................................        70,327
Dividends from affiliate........................................        66,633
                                                                  ------------
  Total Income.................................................      1,061,077
                                                                  ------------
Expenses
Investment advisory fee.........................................       305,007
Transfer agent fees and expenses................................        60,647
Distribution fee (Class A shares)...............................        34,469
Distribution fee (Class B shares)...............................        49,894
Distribution fee (Class C shares)...............................        28,838
Administration fee..............................................        36,419
Professional fees...............................................        27,036
Registration fees...............................................        25,095
Shareholder reports and notices.................................        17,876
Custodian fees..................................................         5,879
Trustees' fees and expenses.....................................           868
Other...........................................................        10,290
                                                                  ------------
  Total Expenses...............................................        602,318
Less: rebate from Morgan Stanley affiliated cash sweep (Note
  4)............................................................        (1,974)
Less: expense offset............................................          (316)
  Net Expenses.................................................        600,028
                                                                  ------------
  Net Investment Income........................................        461,049
                                                                  ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain...............................................     1,445,188
Net change in unrealized appreciation/depreciation..............   (13,865,628)
                                                                  ------------
  Net Loss.....................................................    (12,420,440)
                                                                  ------------
Net Decrease....................................................  $(11,959,391)
                                                                  ============





                        See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                      FOR THE SIX       FOR THE YEAR
                                                     MONTHS ENDED           ENDED
                                                    MARCH 31, 2008   SEPTEMBER 30, 2007
                                                    --------------   ------------------
                                                      (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.............................   $    461,049       $  1,362,229
Net realized gain.................................      1,445,188          7,778,538
Net change in unrealized
  appreciation/depreciation.......................    (13,865,629)         3,103,174
                                                     ------------       ------------
  Net Increase (Decrease)........................     (11,959,392)        12,243,941
                                                     ------------       ------------
Dividends and Distributions to Shareholders From:
Net investment income
  Class A shares.................................        (351,044)          (444,981)
  Class B shares.................................        (861,972)          (726,093)
  Class C shares.................................         (36,509)           (31,656)
  Class I shares@@...............................          (8,309)           (20,997)
Net realized gain
  Class A shares.................................      (2,169,807)        (4,126,056)
  Class B shares.................................      (4,808,062)        (6,151,688)
  Class C shares.................................        (503,923)          (719,385)
  Class I shares@@...............................         (41,521)          (162,196)
                                                     ------------       ------------
  Total Dividends and Distributions..............      (8,781,147)       (12,383,052)
                                                     ------------       ------------
Net decrease from transactions in shares of
  beneficial interest.............................     (4,124,111)        (2,794,981)
                                                     ------------       ------------
  Net Decrease...................................     (24,864,650)        (2,934,092)
Net Assets:
Beginning of period...............................    102,587,334        105,521,426
                                                     ------------       ------------
End of Period
(Including accumulated undistributed net
investment income of $459,164 and $1,255,948,
respectively).....................................   $ 77,722,684       $102,587,334
                                                     ============       ============




----------
@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.


                        See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Fundamental Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek total return. The Fund was organized as a Massachusetts business trust on July 11, 2002 and commenced operations on October 29, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued


assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on March 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended March 31, 2008, remains subject to examination by taxing authorities.

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million and 0.62% to the portion of the daily net assets in excess of $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B -- up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued


Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess amount at March 31, 2008.

At March 31, 2008, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of March 31, 2008.

Currently, the Distributor has agreed to waive the 12b-1 fee on the Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended March 31,2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.96%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $13, $23,490 and $651, respectively and received $3,822 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market
Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. For the six months ended March 31, 2008, advisory fees paid were reduced by $1,974 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $66,633 for the six months ended

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued

March 31, 2008. During the six months ended March 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class aggregated $13,785,823 and $15,657,590, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2008 aggregated $11,353,049, and $22,017,124, respectively. Included in the aforementioned are sales of $30,452 with other Morgan Stanley funds, including realized gains of 2,362.

For the six months ended March 31, 2008, the Fund incurred brokerage commissions of $963, with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2007, the Fund had temporary book/tax differences primarily attributable to capital losses deferrals on wash sales.

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                  FOR THE SIX                 FOR THE
                                                 MONTHS ENDED                YEAR ENDED
                                                MARCH 31, 2008           SEPTEMBER 30, 2007
                                            ----------------------   -------------------------
                                             SHARES       AMOUNT       SHARES        AMOUNT
                                            --------   -----------   ----------   ------------
                                                  (unaudited)
CLASS A SHARES
Sold......................................   195,031   $ 2,588,541      578,783   $  8,308,412
Conversion to Class B.....................      --          --         (695,712)    (9,921,202)
Reinvestment of dividends and
  distributions...........................   179,633     2,263,375      310,228      4,178,777
Redeemed..................................  (366,384)   (4,872,161)    (670,172)    (9,379,697)
                                            --------   -----------   ----------   ------------
Net increase (decrease) -- Class A........     8,280       (20,245)    (476,843)    (6,813,710)
                                            --------   -----------   ----------   ------------
CLASS B SHARES
Sold......................................    67,169       839,512      417,652      5,905,466
Conversion from Class A...................      --          --          699,144      9,921,202
Reinvestment of dividends and
  distributions...........................   412,580     5,165,500      445,350      5,967,694
Redeemed..................................  (747,515)   (9,318,316)  (1,220,787)   (17,077,615)
                                            --------   -----------   ----------   ------------
Net Increase (decrease) -- Class B........  (267,766)   (3,313,304)     341,359      4,716,747
                                            --------   -----------   ----------   ------------
CLASS C SHARES
Sold......................................    20,462       248,344       53,417        748,698
Reinvestment of dividends and
  distributions...........................    40,469       505,864       51,983        695,532
Redeemed..................................   (48,563)     (609,173)    (149,131)    (2,073,397)
                                            --------   -----------   ----------   ------------
Net increase (decrease) -- Class C........    12,368       145,035      (43,731)      (629,167)
                                            --------   -----------   ----------   ------------
CLASS I SHARES @@
Sold......................................      --          --            7,567        105,110
Reinvestment of dividends and
  distributions...........................     3,478        43,795       12,862        173,255
Redeemed..................................   (67,544)     (979,392)     (24,774)      (347,216)
                                            --------   -----------   ----------   ------------
Net decrease -- Class I...................   (64,066)     (935,597)      (4,345)       (68,851)
                                            --------   -----------   ----------   ------------
Net decrease in Fund......................  (311,184)   (4,124,111)    (183,560)    (2,794,981)
                                            ========   ===========   ==========   ============




----------
@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

7. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued

8. Accounting Pronouncements
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                                                                          FOR THE PERIOD
                                               FOR THE SIX       FOR THE YEAR ENDED SEPTEMBER 30,        OCTOBER 29, 2002#
                                              MONTHS ENDED    ---------------------------------------         THROUGH
                                             MARCH 31, 2008     2007        2006      2005      2004    SEPTEMBER 30, 2003
                                             --------------   -------     -------   -------   -------   ------------------
                                               (unaudited)

Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.........   $14.25         $14.29      $14.32    $13.10    $11.54          $10.00
                                                ------         ------      ------    ------    ------          ------

Income (loss) from investment operations:
  Net investment income++...................      0.06           0.17        0.15      0.13      0.12            0.10
  Net realized and unrealized gain (loss)...     (1.73)          1.43        1.29      2.14      1.78            1.49
                                                -------         -----       -----     -----     -----           -----

Total income (loss) from investment
operations..................................     (1.67)          1.60        1.44      2.27      1.90            1.59
                                                -------         -----       -----     -----     -----           -----

Less dividends and distributions from:
  Net investment income.....................     (0.18)         (0.16)      (0.12)    (0.11)    (0.09)          (0.05)
  Net realized gain.........................     (1.11)         (1.48)      (1.35)    (0.94)    (0.25)           --
                                                -------        -------     -------   -------   -------          -----

Total dividends and distributions............    (1.29)         (1.64)      (1.47)    (1.05)    (0.34)          (0.05)
                                                -------        -------     -------   -------   -------         -------

Net asset value, end of period...............   $11.29         $14.25      $14.29    $14.32    $13.10          $11.54
                                                ======         ======      ======    ======    ======          ======

Total Return++++.............................   (12.68)%(1)     11.81%      10.95%    17.99%    16.73%          15.99%(1)

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......     1.32%(2)(5)    1.30%(5)    1.34%     1.36%     1.28%           1.11%(2)(4)

Net investment income........................     1.00%(2)(5)    1.24%(5)    1.06%     0.93%     0.97%           1.17%(2)(4)

Supplemental Data:
Net assets, end of period, in thousands......  $23,918        $30,067     $36,955   $36,759   $22,265         $31,616

Portfolio turnover rate......................        4%(1)         25%         28%       37%       66%             76%(1)



----------

  #   Commencement of operations.
 ++   The per share amounts were computed using an average number of shares outstanding during the period.
++++  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)  Not annualized.
 (2)  Annualized.
 (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
 (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 1.51% and 0.77%, respectively.
 (5)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
      Portfolio -- Institutional Class during the period.  As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.




                        See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                          FOR THE PERIOD
                                               FOR THE SIX        FOR THE YEAR ENDED SEPTEMBER 30,       OCTOBER 29, 2002#
                                              MONTHS ENDED    ---------------------------------------         THROUGH
                                             MARCH 31, 2008     2007        2006      2005      2004    SEPTEMBER 30, 2003
                                             --------------   -------     -------   -------   -------   ------------------
                                               (unaudited)


Class B Shares
Selected Per Share Data:

Net asset value, beginning of period.........   $14.19         $14.23      $14.17    $12.98    $11.47          $10.00
                                                ------         ------      ------    ------    ------          ------

Income (loss) from investment operations:
  Net investment income++...................      0.07           0.19        0.16      0.03      0.02            0.05
  Net realized and unrealized gain (loss)...     (1.73)          1.42        1.29      2.13      1.78            1.46
                                                ------          -----       -----     -----     -----           -----

Total income (loss) from investment
operations..................................     (1.66)          1.61        1.45      2.16      1.80            1.51
                                                ------          -----       -----     -----     -----           -----

Less dividends and distributions from:
  Net investment income.....................     (0.20)         (0.17)      (0.04)    (0.03)    (0.04)          (0.04)
  Net realized gain.........................     (1.11)         (1.48)      (1.35)    (0.94)    (0.25)           --
                                                ------         ------      ------    ------    ------           -----

Total dividends and distributions............    (1.31)         (1.65)      (1.39)    (0.97)    (0.29)          (0.04)
                                                ------         ------      ------    ------    ------          ------

Net asset value, end of period...............   $11.22         $14.19      $14.23    $14.17    $12.98          $11.47
                                                ======         ======      ======    ======    ======          ======

Total Return++++.............................   (12.68)%(1)     11.98%      11.07%    17.27%    15.84%          15.16%(1)

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......     1.25%(2)(5)    1.20%(5)    1.19%     2.03%     2.06%           1.86%(2)(4)

Net investment income........................     1.08%(2)(5)    1.34%(5)    1.21%     0.26%     0.19%           0.42%(2)(4)

Supplemental Data:
Net assets, end of period, in thousands......  $47,998        $64,468     $59,807   $67,448   $78,552         $55,477

Portfolio turnover rate......................        4%(1)         25%         28%       37%       66%             76%(1)



----------

  #   Commencement of operations.
 ++   The per share amounts were computed using an average number of shares outstanding during the period.
++++  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)  Not annualized.
 (2)  Annualized.
 (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
 (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 2.26% and 0.02%, respectively.
 (5)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
      Portfolio -- Institutional Class during the period.  As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.




                        See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                      FOR THE PERIOD
                                               FOR THE SIX      FOR THE YEAR ENDED SEPTEMBER 30,     OCTOBER 29, 2002#
                                              MONTHS ENDED    -----------------------------------         THROUGH
                                             MARCH 31, 2008    2007       2006     2005     2004    SEPTEMBER 30, 2003
                                             --------------   ------     ------   ------   ------   ------------------
                                               (unaudited)

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.........   $14.07        $14.13     $14.19   $12.99   $11.48         $10.00
                                                ------        ------     ------   ------   ------         ------

Income (loss) from investment operations:
  Net investment income++...................      0.02          0.07       0.05     0.04     0.02           0.06
  Net realized and unrealized gain (loss)...     (1.72)         1.41       1.27     2.13     1.78           1.46
                                                ------         -----      -----    -----    -----          -----

Total income (loss) from investment
operations..................................     (1.70)         1.48       1.32     2.17     1.80           1.52
                                                ------         -----      -----    -----    -----          -----


Less dividends and distributions from:
  Net investment income.....................     (0.08)        (0.06)     (0.03)   (0.03)   (0.04)         (0.04)
  Net realized gain.........................     (1.11)        (1.48)     (1.35)   (0.94)   (0.25)          --
                                                ------        ------     ------   ------   ------          -----

Total dividends and distributions............    (1.19)        (1.54)     (1.38)   (0.97)   (0.29)         (0.04)
                                                ------        ------     ------   ------   ------         ------

Net asset value, end of period...............   $11.18        $14.07     $14.13   $14.19   $12.99         $11.48
                                                ======        ======     ======   ======   ======         ======

Total Return++++.............................   (12.99)%(1)    11.03%     10.08%   17.29%   15.83%         15.22%(1)

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......     2.04%(2)(5)   2.02%(5)   2.05%    1.98%    2.06%          1.86%(2)(4)

Net investment income........................     0.29%(2)(5)   0.52%(5)   0.35%    0.31%    0.19%          0.42%(2)(4)

Supplemental Data:
Net assets, end of period, in thousands......   $5,344        $6,551     $7,195   $6,024   $4,987         $3,504

Portfolio turnover rate......................        4%(1)        25%        28%      37%      66%            76%(1)



----------

  #   Commencement of operations.
 ++   The per share amounts were computed using an average number of shares outstanding during the period.
++++  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)  Not annualized.
 (2)  Annualized.
 (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
 (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 2.26% and 0.02%, respectively.
 (5)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
      Portfolio -- Institutional Class during the period.  As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.




                        See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                      FOR THE PERIOD
                                               FOR THE SIX      FOR THE YEAR ENDED SEPTEMBER 30,     OCTOBER 29, 2002#
                                              MONTHS ENDED    -----------------------------------         THROUGH
                                             MARCH 31, 2008    2007       2006     2005     2004    SEPTEMBER 30, 2003
                                             --------------   ------     ------   ------   ------   ------------------
                                               (unaudited)


Class I Shares@@
Selected Per Share Data:

Net asset value, beginning of period.........   $14.28        $14.31     $14.34   $13.13   $11.56         $10.00
                                                ------        ------     ------   ------   ------         ------

Income (loss) from investment operations:
  Net investment income++...................      0.08          0.21       0.18     0.16     0.15           0.18
  Net realized and unrealized gain (loss)...     (1.74)         1.43       1.29     2.15     1.79           1.44
                                                -------        -----      -----    -----    -----          -----

Total income (loss) from investment
operations..................................     (1.66)         1.64       1.47     2.31     1.94           1.62
                                                -------        -----      -----    -----    -----          -----

Less dividends and distributions from:
  Net investment income.....................     (0.22)        (0.19)     (0.15)   (0.16)   (0.12)         (0.06)
  Net realized gain.........................     (1.11)        (1.48)     (1.35)   (0.94)   (0.25)          --
                                                ------        ------     ------   ------   ------          -----

Total dividends and distributions............    (1.33)        (1.67)     (1.50)   (1.10)   (0.37)         (0.06)
                                                ------        ------     ------   ------   ------         ------

Net asset value, end of period...............   $11.29        $14.28     $14.31   $14.34   $13.13         $11.56
                                                ======        ======     ======   ======   ======         ======

Total Return++++.............................   (12.59)%(1)    12.12%     11.17%   18.31%   17.01%         16.24%(1)

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......     1.07%(2)(5)   1.06%(5)   1.10%    1.11%    1.06%          0.86%(2)(4)

Net investment income........................     1.25%(2)(5)   1.48%(5)   1.30%    1.18%    1.19%          1.42%(2)(4)

Supplemental Data:
Net assets, end of period, in thousands......   $5,344        $1,499     $1,565   $1,548   $1,898         $1,514

Portfolio turnover rate......................        4%(1)        25%        28%      37%      66%            76%(1)



----------

  #   Commencement of operations.
 @@   Formerly Class D shares.  Renamed Class I shares effective March 31,
      2008.
 ++   The per share amounts were computed using an average number of shares outstanding during the period.
++++  Calculated based on the net asset value as of the last business day of the period.
 (1)  Not annualized.
 (2)  Annualized.
 (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
 (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 1.26% and 1.02%, respectively.
 (5)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
      Portfolio -- Institutional Class during the period.  As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.




                        See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.


(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Fundamental Value Fund


Semiannual Report
March 31, 2008




FVFSAN
IU08-02932P-Y03/08

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fundamental Value Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008


                                        3